Cover	12 Months Ended
Aug. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Aug. 31, 2021
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--08-31
Entity File Number	001-32500
Entity Registrant Name	TANZANIAN GOLD CORPORATION
Entity Central Index Key	0001173643
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	150 King Street West
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	Toronto
Entity Address, City or Town	Ontario
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 1J9
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	254,870,556
ICFR Auditor Attestation Flag	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	150 King Street West
Entity Address, Address Line Two	Suite 200
Entity Address, Address Line Three	Toronto
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	M5H 1J9
City Area Code	844
Local Phone Number	364-1830
Contact Personnel Name	Stephen Mullowney
Contact Personnel Fax Number	860.799.0350
Contact Personnel Email Address	TNXCorporate@tangoldcorp.com